UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2889

                      AllianceBernstein Government Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


STATEMENT OF NET ASSETS
December 31, 2003 (unaudited)              AllianceBernstein Government Reserves
================================================================================

 Principal
  Amount
   (000)   Security                   Yield           Value
---------------------------------------------------------------
           U.S. GOVERNMENT
           SPONSORED AGENCY
           OBLIGATIONS-94.6%
           FEDERAL NATIONAL
           MORTGAGE
           ASSOCIATION-47.9%
$  50,000  1/12/04 ............     1.05%          $ 49,983,958
   85,000  1/21/04 ............     1.05             84,950,417
   90,000  3/01/04 ............     1.05-1.14        89,839,500
   90,000  3/10/04.............     1.05-1.09        89,817,342
   40,000  3/17/04 ............     1.05             39,911,333
   80,000  3/24/04 ............     1.05             79,806,333
   90,000  4/12/04 ............     1.05             89,732,250
   78,000  2/04/04.............     1.06-1.13        77,918,608
   25,000  4/01/04.............     1.06-1.10        24,931,624
   40,000  4/05/04 ............     1.06             39,888,111
   90,000  4/13/04 ............     1.06             89,727,050
   85,000  4/15/04 ............     1.06             84,737,208
   90,000  5/03/04 ............     1.06             89,674,050
  230,000  5/05/04 ............     1.06            229,153,472
   85,641  5/07/04 ............     1.06             85,320,750
   80,900  1/28/04 ............     1.07             80,835,381
   20,000  1/20/04 ............     1.07             19,988,706
   55,000  2/06/04 ............     1.08             54,940,600
   75,000  2/23/04 ............     1.08             74,880,750
   90,000  2/24/04 ............     1.08             89,854,200
   65,000  2/25/04 ............     1.08             64,892,750
   80,000  3/03/04 ............     1.08             79,851,200
   20,000  3/08/04 ............     1.08             19,957,567
   48,500  5/19/04 ............     1.08             48,297,755
  260,000  10/28/04 FRN........     1.08            259,914,470
   78,000  1/15/04 ............     1.10             77,966,633
   50,000  1/30/04 ............     1.10             49,955,695
   75,000  3/31/04 ............     1.10             74,793,750
   85,000  4/07/04 ............     1.10             84,748,070
   75,000  6/02/04 ............     1.10             74,649,375
   90,000  6/09/04 ............     1.10             89,560,000
  270,000  2/11/05 FRN.........     1.10            269,939,680
   85,000  6/23/04 ............     1.11             84,543,975
  193,000  7/06/04 ............     1.11            193,000,000
   90,000  2/11/04 ............     1.13             89,884,175
   50,000  2/13/04 ............     1.13             49,932,514
   90,000  2/18/04 ............     1.13             89,864,400
   20,000  3/15/04 ............     1.14             19,953,133
   75,000  12/30/04 ...........     1.61             75,000,000
                                                ---------------
                                                  3,362,596,785
                                                ---------------
           FEDERAL HOME
           LOAN MORTGAGE
           CORP.-36.1%
   70,000  1/06/04 .                1.05             69,989,792
   87,000  1/13/04 ............     1.05             86,969,550
   90,000  3/18/04 ............     1.05             89,797,875
   15,000  3/24/04 ............     1.05             14,963,688
   83,453  3/25/04 ............     1.05             83,248,540
   50,000  5/20/04 ............     1.05             49,795,833
   83,067  1/08/04 ............     1.06             83,049,879
   70,000  1/20/04.............     1.06-1.06       569,960,752
   50,000  1/27/04 ............     1.06             49,961,722
   40,287  4/16/04 ............     1.06             40,161,260
   90,000  4/21/04 ............     1.06             89,705,850
   50,000  4/22/04 ............     1.06             49,835,111
   90,000  1/05/04 ............     1.07             89,989,300
   75,000  1/07/04 ............     1.07             74,986,625
   75,000  1/29/04.............     1.07-1.08        74,937,194
   75,000  1/22/04.............     1.075-1.08       74,952,896
   75,000  1/09/04 ............     1.08             74,982,000
   75,000  1/14/04 ............     1.08             74,970,750
   90,000  2/02/04 ............     1.08             89,913,600
   90,000  2/10/04 ............     1.08             89,892,000
   90,000  2/12/04 ............     1.08             89,886,600
   25,000  2/17/04 ............     1.08             24,964,750
   90,000  2/19/04.............     1.08-1.08       589,867,360
   80,000  2/26/04 ............     1.08             79,865,600
   28,000  3/05/04 ............     1.08             27,947,733
   25,000  3/08/04 ............     1.08             24,949,750
   85,000  3/11/04 ............     1.08             84,822,083
   75,000  2/05/04 ............     1.09             74,920,885
   75,000  3/04/04 ............     1.09             74,856,938
   50,000  3/17/04 ............     1.09             49,884,944
  165,000  3/22/04.............     1.09-1.10       164,593,538
   50,000  4/01/04 ............     1.10             49,860,972
   50,000  4/05/04 ............     1.10             49,854,861
   75,000  4/13/04 ............     1.11             74,762,885
   80,000  4/02/04 ............     1.11             79,773,067
   75,000  8/20/04 ............     1.17             75,000,000
                                                ---------------
                                                  2,537,876,183
                                                ---------------

STATEMENT OF NET ASSETS (continued)        AllianceBernstein Government Reserves
================================================================================


Principal
  Amount
   (000)   Security                Yield              Value
----------------------------------------------------------------

           FEDERAL HOME
           LOAN BANK-9.1%
$  25,000  1/16/04 ............     1.06%        $   24,988,958
  300,000  9/27/04 FRN.........     1.07            299,911,135
   50,000  3/05/04 ............     1.08             49,904,000
  193,000  7/06/04 ............     1.23            193,000,000
   74,000  9/22/04 ............     1.43             74,000,000
                                                 --------------
                                                    641,804,093
                                                 --------------
           FEDERAL
           AGRICULTURAL
           MORTGAGE
           ASSOCIATION-1.5%
   65,000  3/30/04 ............     1.05             64,831,271
   40,000  1/27/04 ............     1.07             39,969,089
                                                 --------------
                                                    104,800,360
                                                 --------------
           Total U.S. Government
           Sponsored Agency
           Obligations
           (amortized cost
           $6,647,077,421).....                   6,647,077,421
                                                 --------------
           REPURCHASE
           AGREEMENTS-5.4%
           CS First Boston Corp.
   50,000  1.05%, dated 12/09/03,
           due 01/16/04 in the
           amount of $50,055,417
           (cost $50,000,000;
           collateralized by
           $50,510,000 FHLMC,
           0.00%, due 01/01/34,
           value $51,001,190) (a)       1.05         50,000,000

           CS First Boston Corp.
   80,000  1.05%, dated 12/09/03,
           due 01/23/04 in the amount
           of $80,105,000
           (cost $80,000,000;
           collateralized by
           $451,186,011 FHLMCs,
           0.00%, due 09/01/12 to
           07/01/34, value
           $81,600,028) (a)....     1.05             80,000,000

           CS First Boston Corp.
$          80,000 1.05%, dated
           12/09/03, due 01/26/04
           in the amount of
           $80,112,000 (cost
           $80,000,000;
           collateralized by
           $585,042,751 FHLMCs,
           0.00%, due 02/01/23
           to 08/01/33, value
           $81,601,310) (a)....     1.05%          $ 80,000,000

           CS First Boston Corp.
   25,000  1.05%, dated 12/12/03,
           due 01/30/04 in the
           amount of $25,035,729
           (cost $25,000,000;
           collateralized by
           $191,638,739 FHLMCs,
           0.00%, due 09/01/20
           to 12/01/33, value
           $25,500,912) (a)....     1.05             25,000,000

           CS First Boston Corp.
   85,000  1.05%, dated 12/10/03,
           due 02/03/04 in the
           amount of $85,136,354
           (cost $85,000,000;
           collateralized by
           $238,524,943 FHLMCs,
           0.00%, due 07/01/18 to
           06/01/36, value
           $86,701,151) (a)....     1.05             85,000,000

           CS First Boston Corp.
   30,000  1.05%, dated 12/12/03,
           due 02/06/04 in the
           amount of $30,049,000
           (cost $30,000,000;
           collateralized by
           $30,645,000 FHLMC,
           0.00%, due 12/01/33,
           value $30,604,395) (a)       1.05         30,000,000

                                           AllianceBernstein Government Reserves
================================================================================


Principal
  Amount
   (000)   Security                  Yield             Value
----------------------------------------------------------------
           State Street Bank and Trust Co.
$  28,800  0.92%, dated 12/31/03,
           due 01/02/04 in the
           amount of $28,801,472
           (cost $28,000,000;
           collateralized by
           $29,345,000 FNMA,
           1.875%, due 02/15/05,
           value $29,672,050)..     0.92%        $   28,800,000
                                                 --------------
           Total Repurchase
           Agreements
           (amortized cost
           $378,800,000).......                     378,800,000
                                                 --------------
           TOTAL
           INVESTMENTS-100.0%
           (amortized cost
           $7,025,877,421).....                  $7,025,877,421
           Other assets less
           liabilities-0.0%....                      (2,680,351)
                                                 --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           7,023,650,529 shares
           outstanding)........                  $7,023,197,070
                                                 ==============

--------------------------------------------------------------------------------
(a) Repurchase agreements which are terminable within 7 days.

   Glossary of Terms:

   FHLMC   -Federal Home Loan Mortgage Corp.
   FNMA    -Federal National Mortgage Association
   FRN     -Floating Rate Note

   See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

                                           AllianceBernstein Government Reserves
================================================================================


INVESTMENT INCOME
   Interest.............................................................                        $   40,636,459
EXPENSES
   Advisory fee (Note B)................................................     $   16,939,953
   Distribution assistance and administrative service (Note C)..........         16,531,198
   Transfer agency (Note B).............................................          3,037,518
   Printing.............................................................            434,700
   Custodian fees.......................................................            352,091
   Registration fees....................................................            108,820
   Audit and legal fees.................................................             23,562
   Trustees' fees.......................................................              9,800
   Miscellaneous........................................................             30,478
                                                                             --------------
   Total expenses.......................................................         37,468,120
   Less: expense offset arrangement (Note B)............................               (102)
   Less: expense reimbursement (Note B).................................           (885,000)
                                                                             --------------
   Net expenses.........................................................                            36,583,018
                                                                                                --------------
   Net investment income................................................                             4,053,441
REALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions.........................                               (21,771)
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    4,031,670
                                                                                                ==============



--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                              AllianceBernstein Government Reserves
================================================================================



                                                                            Six Months Ended
                                                                            December 31, 2003     Year Ended
                                                                               (unaudited)       June 30, 2003
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $    4,053,441     $   42,976,804
   Net realized gain (loss) on investment transactions..................            (21,771)            27,447
                                                                             --------------     --------------
   Net increase in net assets from operations...........................          4,031,670         43,004,251
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................         (4,053,441)       (42,976,804)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).....................................     (1,190,550,416)       413,839,913
                                                                             --------------     --------------
   Total increase (decrease)............................................     (1,190,572,187)       413,867,360
NET ASSETS
   Beginning of period..................................................      8,213,769,257      7,799,901,897
                                                                             --------------     --------------
   End of period........................................................     $7,023,197,070     $8,213,769,257
                                                                             ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)              AllianceBernstein Government Reserves
================================================================================


NOTE A: Significant Accounting Policies
AllianceBernstein Government Reserves (the "Trust"), formerly Alliance Government Reserves is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Government Reserves (the "Portfolio"), formerly Alliance Government Reserves and AllianceBernstein Treasury Reserves, formerly Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2003, the reimbursement amounted to $885,000.

                                           AllianceBernstein Government Reserves
================================================================================


The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,195,515 for the six months ended December 31, 2003.

For the six months ended December 31, 2003, the Portfolio's expenses were reduced by $102 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2003, the distribution fee amounted to $9,145,754. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2003, such payments by the Portfolio amounted to $7,385,444 of which $70,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003 the Portfolio had no capital loss carryforward. The dividends paid by the Portfolio for the year ended June 30, 2003 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. On December 31, 2003, capital paid-in aggregated $7,023,650,529. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2003      June 30,
                                                                               (unaudited)            2003
                                                                            ----------------   ----------------
Shares sold.............................................................      2,524,889,320      5,860,560,676
Shares issued on reinvestments of dividends.............................          4,053,441         42,976,804
Shares redeemed.........................................................     (3,719,493,177)    (5,489,697,567)
                                                                             --------------     --------------
Net increase (decrease).................................................     (1,190,550,416)       413,839,913
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS                       AllianceBernstein Government Reserves
================================================================================



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Six Months
                                        Ended
                                    December 31,
                                        2003                          Year Ended June 30,
                                                 --------------------------------------------------------------
                                     (unaudited)    2003         2002        2001         2000        1999
                                    -----------  ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of
   period.........................      $1.00       $1.00        $1.00       $1.00       $ 1.00       $1.00
Income from Investment Operations
---------------------------------
Net investment income (a).........       .001        .005         .015        .049        .047         .042
                                       ------      ------       ------      ------       -----       ------
Less: Dividends
---------------
Dividends from net investment
   income.........................      (.001)      (.005)       (.015)      (.049)      (.047)       (.042)
                                       ------      ------       ------      ------       -----       ------
Net asset value, end of period....     $ 1.00      $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                       ======      ======       ======      ======       =====       ======
Total Return
------------
Total investment return based on net
asset value (b)...................        .06%        .51%        1.49%       5.05%       4.82 %       4.27%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (in millions)..................     $7,023      $8,214       $7,800      $7,192       $5,867      $5,583
Ratio to average net assets of:
   Expenses, net of waivers and
  reimbursements..................       1.00%(c)    1.00%        1.00%       1.00%       1.00 %       1.00%
   Expenses, before waivers and
  reimbursements..................       1.02%(c)    1.00%        1.01%       1.01%       1.03 %       1.02%
   Net investment income (a)......        .11%(c)     .51%        1.48%       4.89%       4.74 %       4.18%


--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

                                           AllianceBernstein Government Reserves
================================================================================

AllianceBernstein Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672



TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell (1)
David K. Storrs (1)
Shelby White (1)



OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
John J. Kelley, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
Raymond J. Papera, Senior Vice President


John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

AllianceBernstein
Government
Reserves



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Semi-Annual Report
December 31, 2003
(unaudited)

AllianceBernstein Government Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1  Option 2

Fund Code 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABGRSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.            DESCRIPTION OF EXHIBIT

         11 (b) (1)             Certification of Principal Executive Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

         11 (b) (2)             Certification of Principal Financial Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                                Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Government Reserves

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         Chief Executive Officer

Date:   February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date:   February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004